Segment Information - Operating Income by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ 993	$ 214	$ 109
Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,056	365	250
Analog, MEMS & Sensors Group (AMS) [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	365	46	27
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	1,056	365	250
Operating Segments [Member] | Automotive and Discrete Group (ADG) [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	289	211	194
Operating Segments [Member] | Microcontrollers and Digital ICs Group (MDG) [Member] | Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	402	108	29
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(63)	(151)	(141)
Segment Reconciling Items [Member] | Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ (63)	$ (151)	$ (141)